Summary of Significant Accounting Policies - Schedule of Subsidiaries (Details)	6 Months Ended
Mar. 31, 2025
EpicQuest Education Group International Limited (the “Company” or “EpicQuest”) (formerly Elite Education International Co. Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investment holding
Percentage of ownership
Date of incorporation	Dec. 13, 2017
Place of incorporation	BVI
Quest Holdings International LLC (“QHI”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Foreign education programs and student dormitory services
Percentage of ownership	100.00%
Date of incorporation	Dec. 19, 2012
Place of incorporation	Ohio, US
Quest International Education Center LLC (“QIE”) (formerly Miami International Education Center LLC) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Collection of tuition payments from oversea students
Percentage of ownership	100.00%
Date of incorporation	Jan. 23, 2017
Place of incorporation	Ohio, US
Highrim Holding International Limited (“HHI”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investing holding
Percentage of ownership	100.00%
Date of incorporation	Jul. 09, 2021
Place of incorporation	BC, Canada
Richmond Institute of Language Inc. (“RIL” or “EduGlobal College”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Academic services for college and university applications
Percentage of ownership	100.00%
Date of incorporation	Apr. 18, 2008
Place of incorporation	BC, Canada
Ameri-Can Education Group Corp. (“Ameri-Can”) [Member}
Schedule of Subsidiaries [Line Items]
Principal activities	Education services
Percentage of ownership	70.00%
Date of incorporation	Nov. 17, 2019
Place of incorporation	Ohio, US
Study Up Center, LLC (“SUPC”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Student education assistance
Percentage of ownership	100.00%
Date of incorporation	Apr. 27, 2022
Place of incorporation	Ohio, US
Davis University (“DU”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Education services
Percentage of ownership	70.00%
Date of incorporation
Place of incorporation	Ohio, US
Skyward Holding International Limited (“Skyward”) [Member}
Schedule of Subsidiaries [Line Items]
Principal activities	Investment holding
Percentage of ownership	100.00%
Date of incorporation	Jun. 13, 2023
Place of incorporation	MB, Canada
Gilmore INV LLC (“Gilmore”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investment holding
Percentage of ownership	100.00%
Date of incorporation	Nov. 17, 2023
Place of incorporation	Ohio, US
SouthGilmore LLC (“SouthGilmore”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Sporting
Percentage of ownership	40.00%
Date of incorporation	Nov. 20, 2023
Place of incorporation	Ohio, US